Income Taxes - Schedule of (Loss) Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Domestic and Foreign Income (Loss) before Income Taxes and income (loss) in equity method investments. [Line Items]
(Loss) income before income taxes	$ (43,414)	$ (41,924)
Domestic
Domestic and Foreign Income (Loss) before Income Taxes and income (loss) in equity method investments. [Line Items]
(Loss) income before income taxes	(49,024)	(48,194)
Foreign
Domestic and Foreign Income (Loss) before Income Taxes and income (loss) in equity method investments. [Line Items]
(Loss) income before income taxes	$ 5,610	$ 6,270